Derivative Financial Instruments (Embedded Derivatives in Commodity Contracts) (Details) - Embedded derivatives in commodity contracts $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Embedded derivative in natural gas processing and purchase contract [Member]
Derivative [Line Items]
Notional amount for embedded derivative in commodity contract (in Dth per day)	9,000
Number of renewals	2
Embedded Derivative Renewal Term	5 years
Embedded Derivative Fair Value of Embedded Derivative Liability Including Inception Value Allocable to Host Contract	$ (54)	$ (31)
Embedded derivative in electricity purchase contract [Member]
Derivative [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability		$ 1